CONCENTRATION OF CREDIT RISK AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK AND MAJOR CUSTOMERS

NOTE 2. CONCENTRATION OF CREDIT RISK AND MAJOR CUSTOMERS

Financial instruments that potentially subject the Company to concentrations of credit risk consist of accounts receivable. Sales to domestic customers are typically made on credit and the Company generally does not require collateral while sales to international customers require payment before shipment or backing by an irrevocable letter or credit. The Company performs ongoing credit evaluations of its customers’ financial condition and maintains an allowance for estimated losses. Accounts are written off when deemed uncollectible and accounts receivable are presented net of an allowance for doubtful accounts. The allowance for doubtful accounts totaled $200,668 as of December 31, 2023 and $152,736 as of December 31, 2022.

The Company maintains its cash and cash equivalents in banks insured by the Federal Deposit Insurance Corporation (FDIC) in accounts that at times may be in excess of the federally insured limit of $250,000 per bank. The Company minimizes this risk by placing its cash deposits with major financial institutions. At December 31, 2023 and 2022, the uninsured balance amounted to $29,700 and $2,495,189, respectively. The Company uses primarily a network of unaffiliated distributors for international sales and an employee-based direct sales force for domestic sales. No international distributor individually exceeded 10% of total revenues. No one individual customer receivable balance exceeded 10% of total accounts receivable as of December 31, 2023.

The Company’s video solutions segment purchases finished circuit boards and other proprietary component parts from suppliers located in the United States and on a limited basis from Asia. Although the Company obtains certain of these components from single source suppliers, it generally owns all tooling and management has located alternative suppliers to reduce the risk in most cases to supplier problems that could result in significant production delays. The Company has not historically experienced significant supply disruptions from any of its principal vendors and does not anticipate future supply disruptions. The Company acquires most of its components on a purchase order basis and does not have long-term contracts with its suppliers.